Other Current Assets (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Other Current Assets [Abstract]
Advances to staff	$ 118,253	$ 1,100,551
Loan to third-party companies	2,783,305	163,607
Amount due from related parties	56,177	138,786
Rental Deposit	53,166	110,925
Prepaid expenses	49,614	175,448
Amount due from BSST shareholders	4,498,223	4,908,216
Others	362,789	671,355
Total	7,921,527	$ 7,268,888
Loan amount due from Yanyu	$ 1,968,760